Allowance for Loan Losses - Allowance for Credit Losses and Recorded Investments in Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for Loan Losses
Beginning balance	$ 69,189		$ 69,492		$ 49,939
Total provision	69,339		66,116		85,336
Charge-offs	(2,037)	[1]	(100)	[1]	(98)	[1]
Student loan sales	(68,410)	[2]	(66,319)	[2]	(65,685)	[2]
Ending Balance	68,081		69,189		69,492
Allowance:
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	68,081		69,189		69,492
Loans:
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	7,990,314		6,551,429		5,411,017
Ffelp Loans
Allowance for Loan Losses
Beginning balance	3,971		402		201
Total provision	4,384		3,669		299
Charge-offs	(2,037)	[1]	(100)	[1]	(98)	[1]
Student loan sales	0	[2]	0	[2]	0	[2]
Ending Balance	6,318		3,971		402
Allowance:
Ending balance: collectively evaluated for impairment	6,318		3,971		402
Loans:
Ending balance: collectively evaluated for impairment	1,426,972		1,043,521		238,648
Charge-offs as a percentage of average loans in repayment	0.23%		0.03%		0.07%
Allowance as a percentage of the ending total loan balance	0.44%		0.38%		0.17%
Allowance as a percentage of the ending loans in repayment	0.62%		0.52%		0.25%
Allowance coverage of charge-offs	3.10		39.77		4.12
Ending total loans	1,426,972		1,043,521		238,648
Average loans in repayment	870,460		367,789		142,622
Ending loans in repayment	1,023,471		770,772		158,436
Private Education Loans
Allowance for Loan Losses
Beginning balance	65,218		69,090		49,738
Total provision	64,955		62,447		85,037
Charge-offs	0	[1]	0	[1]	0	[1]
Student loan sales	(68,410)	[2]	(66,319)	[2]	(65,685)	[2]
Ending Balance	61,763		65,218		69,090
Allowance:
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	61,763		65,218		69,090
Loans:
Ending balance: individually evaluated for impairment	0		0		0
Ending balance: collectively evaluated for impairment	6,563,342		5,507,908		5,172,369
Charge-offs as a percentage of average loans in repayment	0.00%		0.00%		0.00%
Allowance as a percentage of the ending total loan balance	0.94%		1.18%		1.34%
Allowance as a percentage of the ending loans in repayment	1.55%		1.74%		1.63%
Allowance coverage of charge-offs	0		0		0
Ending total loans	6,563,342		5,507,908		5,172,369
Average loans in repayment	3,509,502		3,928,692		3,832,531
Ending loans in repayment	$ 3,972,317		$ 3,750,223		$ 4,249,703

[1]	Charge-offs are reported net of expected recoveries. Private Education Loans were sold to an affiliate prior to being charged-off.
[2]	Represents fair value write-downs on delinquent loans sold to an affiliate recorded at the time of sale.